Financial instruments - valuation - Movement in Level 3 portfolios - Liabilities (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Other operating income and interest income
Fair value of liabilities
Gains Losses Recognised In Profit Or Loss Fair Value measurement Assets and Liabilities	£ (2)	£ (5)
Income from trading activities
Fair value of liabilities
Gains Losses Recognised In Profit Or Loss Fair Value measurement Assets and Liabilities	31	(40)
At fair value
Fair value of liabilities
Financial liabilities at beginning of period	130,578
Financial liabilities at end of period	128,989
At fair value | Level 3
Fair value of liabilities
Financial liabilities at beginning of period	494	691
Amounts recorded in the income statement	(93)	(28)
Level 3 transfers in	32	24
Level 3 transfers out	(11)	(3)
Purchases/Originations	47	68
Settlements/other decreases	(34)	(29)
Sales	(40)	(35)
Foreign exchange and other adjustments	(3)	(2)
Financial liabilities at end of period	398	686
Amounts recorded in the income statement in respect of balances held at period end - unrealised	(10)	123
At fair value | Level 3 | Derivatives
Fair value of liabilities
Financial liabilities at beginning of period	465	685
Amounts recorded in the income statement	(94)	(28)
Level 3 transfers in	7	1
Level 3 transfers out	(11)	(2)
Purchases/Originations	47	67
Settlements/other decreases	(34)	(29)
Sales	(40)	(34)
Foreign exchange and other adjustments	2	(2)
Financial liabilities at end of period	342	658
Amounts recorded in the income statement in respect of balances held at period end - unrealised	(10)	123
At fair value | Level 3 | Other trading liabilities
Fair value of liabilities
Financial liabilities at beginning of period	1	3
Level 3 transfers out		(1)
Purchases/Originations		1
Sales		(1)
Financial liabilities at end of period	1	2
At fair value | Level 3 | Financial liabilities (other)
Fair value of liabilities
Financial liabilities at beginning of period	28	3
Amounts recorded in the income statement	1
Level 3 transfers in	25	23
Foreign exchange and other adjustments	1
Financial liabilities at end of period	£ 55	£ 26